MD&A - Risk management and control - Credit Risk	12 Months Ended
Dec. 31, 2020
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory

Audited | Main sources of credit risk

–Global Wealth Management predominantly conducts securities-based (Lombard) lending and mortgage lending.

–A substantial portion of lending exposure arises from Personal & Corporate Banking, which offers mortgage loans, secured mainly by residential properties and income-producing real estate, as well as corporate loans, and therefore depends on the performance of the Swiss economy.

–The Investment Bank’s credit exposure arises mainly from lending, derivatives trading and securities financing. Derivatives trading and securities financing are mainly investment grade. Loan underwriting activity can be lower rated and give rise to temporary concentrated exposure.

–Credit risk within Non-core and Legacy Portfolio relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

–Credit risk from transactions with individual counterparties is based on our estimates of probability of default (PD), exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of related counterparties covering banking and traded products, and for settlement amounts. Risk authorities are approved by the BoD, and are delegated to the Group CEO, the Group CRO and divisional CROs, based on risk exposure amounts, internal credit rating and potential loss.

–Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.

–The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).

–We use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at Group-wide and business division levels, and to establish portfolio limits.

–Credit risk concentrations can arise if clients are engaged in similar activities, located in the same geographical region or have comparable economic characteristics, e.g., if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits / operational controls that constrain risk concentrations at portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and key inputs for regulatory capital calculation under the advanced internal ratings-based (A-IRB) approach of the Basel III framework. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa
13	>17		Ca to C	CCC to C	CCC to C
Counterparty is in default	Default	Defaulted		D	D

Credit risk mitigation	Counterparty credit risk arising from traded products, which include over-the-counter (OTC) derivatives, exchange-traded derivatives (ETD) exposures and securities financing transactions (SFTs), originating in the Investment Bank, Non-core and Legacy Portfolio and Group Treasury is generally managed on a close-out basis. This takes into account possible effects of market movements on the exposure and any associated collateral over the time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the limit size dependent on the creditworthiness (as determined by Risk Control) of the counterparty. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for close-out and netting of transactions in case of default, subject to applicable law. For most major market participant counterparties, we use two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, an initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in market value of transactions. Regulations on margining uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. They will also result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We actively manage credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process for credit decisions on the originating or modifying of Swiss mortgage loans. The model’s two key factors are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value we assign to each property is based on the lowest value determined from model-derived valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Global Wealth Management Region Americas mortgage loan portfolio, taking into account loan affordability and collateral sufficiency. LTV standards are defined for the various mortgage types, such as residential mortgages or investment properties, based on associated risk factors, such as property type, loan size, and purpose. The maximum LTV allowed within the standard approval process ranges from 45% to 80%. In addition to LTV, other credit risk metrics, such as debt-to-income ratios, credit scores and required client reserves, are also part of our underwriting guidelines. A risk limit framework is applied to the Global Wealth Management Region Americas mortgage loan portfolio. Limits are set to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments, such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, set up to govern real estate lending activities. Quality assurance and quality control programs monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by pledges of marketable securities, guarantees and other forms of collateral. Eligible financial securities are primarily liquid and actively traded transferable securities (such as bonds and equities), and other transferable securities, such as approved structured products for which regular prices are available and the issuer of the security provides a market. To a lesser degree, less liquid collateral is also used. We derive lending values by applying discounts (haircuts) to the pledged collateral’s market value. Haircuts for marketable securities are calculated to cover possible change in value over a given close-out period and confidence level. Less liquid or more volatile collateral will typically have larger haircuts. We assess concentration and correlation risks across collateral posted at a counterparty level, and at a divisional level across counterparties. We also perform targeted Group-wide reviews of concentration. Concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. We use single-name credit default swaps (CDSs), credit index CDSs, bespoke protection and other instruments to actively manage credit risk in the Investment Bank and Non-core and Legacy Portfolio. The aim is reducing concentrations of risk from specific counterparties, sectors or portfolios and, for counterparty credit risk, the profit or loss effect arising from changes in credit valuation adjustments (CVAs). We have strict guidelines with regard to taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually apply certain credit risk mitigants, such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs, to reduce counterparty exposures. Buying credit protection also creates credit exposure with regard to the protection provider. We monitor and limit exposures to credit protection providers, and also monitor the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | In line with the regulatory definition, we report a claim as non-performing when: (i) it is more than 90 days past due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); or (iii) the counterparty is subject to bankruptcy / enforced liquidation proceedings in any form, even if there is sufficient collateral to cover the due payment; or (iv) there is other evidence that payment obligations will not be fully met without recourse to collateral.

Default and credit-impaired

UBS uses a single definition of default for classifying assets and determining the PD of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking and to private clients of Global Wealth Management Region Switzerland. UBS does not consider the general 90-day presumption for default recognition appropriate for those portfolios, given the cure rates, which show that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when: bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If one claim against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is classified as defaulted and / or the instrument is identified as purchased or originated credit-impaired (POCI). An instrument is POCI if it has been purchased at a deep discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period. As of 31 December 2020, we have no instruments classified as POCI on our books.▲

Audited | If payment default is imminent or default has already occurred, we may grant concessions to borrowers in financial difficulties that we would otherwise not consider in the normal course of business, such as offering preferential interest rates, extending maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a forbearance measure takes place, each case is considered individually and the exposure is generally classified as defaulted. Forbearance classification remains until the loan is repaid or written off, non-preferential conditions are granted that supersede the preferential conditions or the counterparty has recovered and the preferential conditions no longer exceed our risk tolerance.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk tolerance, are not considered to be forborne. ▲

UBS AG
Disclosure MDA Risk Management And Control Credit Risk [Line Items]
Disclosure Of Credit Risk Explanatory

Audited | Main sources of credit risk

–Global Wealth Management predominantly conducts securities-based (Lombard) lending and mortgage lending.

–A substantial portion of lending exposure arises from Personal & Corporate Banking, which offers mortgage loans, secured mainly by residential properties and income-producing real estate, as well as corporate loans, and therefore depends on the performance of the Swiss economy.

–The Investment Bank’s credit exposure arises mainly from lending, derivatives trading and securities financing. Derivatives trading and securities financing are mainly investment grade. Loan underwriting activity can be lower rated and give rise to temporary concentrated exposure.

–Credit risk within Non-core and Legacy Portfolio relates to derivative transactions, predominantly carried out on a cash-collateralized basis, and securitized positions. ▲

Audited | Overview of measurement, monitoring and management techniques

–Credit risk from transactions with individual counterparties is based on our estimates of probability of default (PD), exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of related counterparties covering banking and traded products, and for settlement amounts. Risk authorities are approved by the BoD, and are delegated to the Group CEO, the Group CRO and divisional CROs, based on risk exposure amounts, internal credit rating and potential loss.

–Limits apply not only to the current outstanding amount, but also to contingent commitments and the potential future exposure of traded products.

–The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).

–We use models to derive portfolio credit risk measures of expected loss, statistical loss and stress loss at Group-wide and business division levels, and to establish portfolio limits.

–Credit risk concentrations can arise if clients are engaged in similar activities, located in the same geographical region or have comparable economic characteristics, e.g., if their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits / operational controls that constrain risk concentrations at portfolio and sub-portfolio levels with regard to sector exposure, country risk and specific product exposures. ▲

Audited | We have developed tools and models to estimate future credit losses that may be implicit in our current portfolio.

Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss. These parameters are the basis for the majority of our internal measures of credit risk, and key inputs for regulatory capital calculation under the advanced internal ratings-based (A-IRB) approach of the Basel III framework. We also use models to derive the portfolio credit risk measures of expected loss, statistical loss and stress loss. ▲

Internal UBS rating scale and mapping of external ratings
Internal UBS rating	1-year PD range in %	Description	Moody’s InvestorsService mapping	Standard & Poor’smapping	Fitch mapping
0 and 1	0.00–0.02	Investment grade	Aaa	AAA	AAA
2	0.02–0.05		Aa1 to Aa3	AA+ to AA–	AA+ to AA–
3	0.05–0.12		A1 to A3	A+ to A–	A+ to A–
4	0.12–0.25		Baa1 to Baa2	BBB+ to BBB	BBB+ to BBB
5	0.25–0.50		Baa3	BBB–	BBB–
6	0.50–0.80	Sub-investment grade	Ba1	BB+	BB+
7	0.80–1.30		Ba2	BB	BB
8	1.30–2.10		Ba3	BB–	BB–
9	2.10–3.50		B1	B+	B+
10	3.50–6.00		B2	B	B
11	6.00–10.00		B3	B–	B–
12	10.00–17.00		Caa
13	>17		Ca to C	CCC to C	CCC to C
Counterparty is in default	Default	Defaulted		D	D

Credit risk mitigation	Counterparty credit risk arising from traded products, which include over-the-counter (OTC) derivatives, exchange-traded derivatives (ETD) exposures and securities financing transactions (SFTs), originating in the Investment Bank, Non-core and Legacy Portfolio and Group Treasury is generally managed on a close-out basis. This takes into account possible effects of market movements on the exposure and any associated collateral over the time it would take to close out our positions. In the Investment Bank, limits are applied to the potential future exposure per counterparty, with the limit size dependent on the creditworthiness (as determined by Risk Control) of the counterparty. Limit frameworks are also applied to control overall exposure to specific classes or categories of collateral on a portfolio level. Such portfolio limits are monitored and reported to senior management. Trading in OTC derivatives is conducted through central counterparties (CCPs) where practicable. Where CCPs are not used, we have clearly defined policies and processes for trading on a bilateral basis. Trading is typically conducted under bilateral International Swaps and Derivatives Association (ISDA) or similar master netting agreements, which generally allow for close-out and netting of transactions in case of default, subject to applicable law. For most major market participant counterparties, we use two-way collateral agreements under which either party can be required to provide collateral in the form of cash or marketable securities when the exposure exceeds specified levels. This collateral typically consists of well-rated government debt or other collateral permitted by applicable regulations. For certain counterparties, an initial margin is taken to cover some or all of the calculated close-out exposure. This is in addition to the variation margin taken to settle changes in market value of transactions. Regulations on margining uncleared OTC derivatives continue to evolve. These generally expand the scope of bilateral derivatives activity subject to margining. They will also result in greater amounts of initial margin received from, and posted to, certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time. We actively manage credit risk in our portfolios by taking collateral against exposures and by utilizing credit hedging. We use a scoring model as part of a standardized front-to-back process for credit decisions on the originating or modifying of Swiss mortgage loans. The model’s two key factors are an affordability calculation relative to gross income and the loan-to-value (LTV) ratio. The value we assign to each property is based on the lowest value determined from model-derived valuations, the purchase price and, in some cases, an additional external valuation. We similarly apply underwriting guidelines for our Global Wealth Management Region Americas mortgage loan portfolio, taking into account loan affordability and collateral sufficiency. LTV standards are defined for the various mortgage types, such as residential mortgages or investment properties, based on associated risk factors, such as property type, loan size, and purpose. The maximum LTV allowed within the standard approval process ranges from 45% to 80%. In addition to LTV, other credit risk metrics, such as debt-to-income ratios, credit scores and required client reserves, are also part of our underwriting guidelines. A risk limit framework is applied to the Global Wealth Management Region Americas mortgage loan portfolio. Limits are set to govern exposures within LTV categories, geographic concentrations, portfolio growth and high-risk mortgage segments, such as interest-only loans. These limits are monitored by a specialized credit risk monitoring team and reported to senior management. Supplementing this limit framework is a real estate lending policy and procedures framework, set up to govern real estate lending activities. Quality assurance and quality control programs monitor compliance with mortgage underwriting and documentation requirements. Lombard loans are secured by pledges of marketable securities, guarantees and other forms of collateral. Eligible financial securities are primarily liquid and actively traded transferable securities (such as bonds and equities), and other transferable securities, such as approved structured products for which regular prices are available and the issuer of the security provides a market. To a lesser degree, less liquid collateral is also used. We derive lending values by applying discounts (haircuts) to the pledged collateral’s market value. Haircuts for marketable securities are calculated to cover possible change in value over a given close-out period and confidence level. Less liquid or more volatile collateral will typically have larger haircuts. We assess concentration and correlation risks across collateral posted at a counterparty level, and at a divisional level across counterparties. We also perform targeted Group-wide reviews of concentration. Concentration of collateral in single securities, issuers or issuer groups, industry sectors, countries, regions or currencies may result in higher risk and reduced liquidity. In such cases, the lending value of the collateral, margin call and close-out levels are adjusted accordingly. We use single-name credit default swaps (CDSs), credit index CDSs, bespoke protection and other instruments to actively manage credit risk in the Investment Bank and Non-core and Legacy Portfolio. The aim is reducing concentrations of risk from specific counterparties, sectors or portfolios and, for counterparty credit risk, the profit or loss effect arising from changes in credit valuation adjustments (CVAs). We have strict guidelines with regard to taking credit hedges into account for credit risk mitigation purposes. For example, when monitoring exposures against counterparty limits, we do not usually apply certain credit risk mitigants, such as proxy hedges (credit protection on a correlated but different name) or credit index CDSs, to reduce counterparty exposures. Buying credit protection also creates credit exposure with regard to the protection provider. We monitor and limit exposures to credit protection providers, and also monitor the effectiveness of credit hedges as part of our overall credit exposures to the relevant counterparties. Trading with such counterparties is typically collateralized. For credit protection purchased to hedge the lending portfolio, this includes monitoring mismatches between the maturity of credit protection purchased and the maturity of the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when necessary.
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory

Audited | In line with the regulatory definition, we report a claim as non-performing when: (i) it is more than 90 days past due; (ii) it is subject to restructuring proceedings, where preferential conditions concerning interest rates, subordination, tenor, etc. have been granted in order to avoid default of the counterparty (forbearance); or (iii) the counterparty is subject to bankruptcy / enforced liquidation proceedings in any form, even if there is sufficient collateral to cover the due payment; or (iv) there is other evidence that payment obligations will not be fully met without recourse to collateral.

Default and credit-impaired

UBS uses a single definition of default for classifying assets and determining the PD of its obligors for risk modeling purposes. The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for certain exposures in relation to loans to private and commercial clients in Personal & Corporate Banking and to private clients of Global Wealth Management Region Switzerland. UBS does not consider the general 90-day presumption for default recognition appropriate for those portfolios, given the cure rates, which show that strict application of the 90-day criterion would not accurately reflect the inherent credit risk. Counterparties are also classified as defaulted when: bankruptcy, insolvency proceedings or enforced liquidation have commenced; obligations have been restructured on preferential terms (forbearance); or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If one claim against a counterparty is defaulted on, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is classified as defaulted and / or the instrument is identified as purchased or originated credit-impaired (POCI). An instrument is POCI if it has been purchased at a deep discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCI), it is reported as a stage 3 instrument and remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A three-month probation period is applied before a transfer back to stages 1 or 2 can be triggered. However, most instruments remain in stage 3 for a longer period. As of 31 December 2020, we have no instruments classified as POCI on our books.▲

Audited | If payment default is imminent or default has already occurred, we may grant concessions to borrowers in financial difficulties that we would otherwise not consider in the normal course of business, such as offering preferential interest rates, extending maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a forbearance measure takes place, each case is considered individually and the exposure is generally classified as defaulted. Forbearance classification remains until the loan is repaid or written off, non-preferential conditions are granted that supersede the preferential conditions or the counterparty has recovered and the preferential conditions no longer exceed our risk tolerance.

Contractual adjustments when there is no evidence of imminent payment default, or where changes to terms and conditions are within our usual risk tolerance, are not considered to be forborne. ▲